Marketable Securities and Derivatives	9 Months Ended
Mar. 31, 2023
Financial instruments [Abstract]
Marketable Securities and Derivatives	Marketable Securities and DerivativesMarketable securities

Accounting Policy

Marketable securities are initially measured at fair value and are subsequently measured at fair value through profit or loss (“FVTPL”) or are designated at fair value through other comprehensive income (loss) (“FVTOCI”). The Company designates its marketable securities as financial assets measured at FVTOCI. This designation is made on an instrument by instrument basis and if elected, subsequent changes in fair value are recognized in other comprehensive (loss) income and not through profit or loss on disposition.

As at March 31, 2023, the Company held the following marketable securities:

Financial asset hierarchy level	Level 1	Level 1	Level 1
Marketable securities designated at fair value through other comprehensive income (“FVTOCI”)	Radient	Choom	CTT Pharmaceutical Holdings	Total
		Note 6(a)
	$	$	$	$
Balance, June 30, 2021	3,010	741	—	3,751
Transfer (to) from investment in associates	—	(642)	289	(353)
Unrealized loss on changes in fair value	(1,882)	(99)	(86)	(2,067)
Balance, June 30, 2022	1,128	—	203	1,331
Disposals	—	—	(126)	(126)
Unrealized loss on changes in fair value	(1,128)	—	(77)	(1,205)
Balance, March 31, 2023	—	—	—	—

Unrealized gain (loss) on marketable securities
Year ended June 30, 2022
OCI unrealized loss	(1,882)	(99)	(86)	(2,067)

Nine months ended March 31, 2023
OCI unrealized loss	(1,128)	—	(77)	(1,205)
Derivatives and Convertible Debentures

Accounting Policy

Derivatives and debentures are initially measured at fair value and are subsequently measured at FVTPL. If the transaction price does not equal to fair value at the point of initial recognition, management measures the fair value of each component of the investment and any unrealized gains or losses at inception are either recognized in profit or loss or deferred and recognized over the term of the investment, depending on whether the valuation inputs are based on observable market data. The resulting unrealized gain or loss at inception and subsequent changes in fair value are recognized in profit or loss for the period. Transaction costs, which are directly attributable to the acquisition of the investment, are expensed as incurred. Refer to Note 29 for significant judgments in determining the fair value of derivative financial instruments.

As at March 31, 2023, the Company held the following derivative investments:

Financial asset hierarchy level	Level 2	Level 2	Level 3	Level 2	Level 3
Derivatives and convertible debentures at fair value through profit or loss (“FVTPL”)	ACI	Choom	Investee-B	High Tide	Investee-C	Total
	Note 6(b)	Note 6(a)
	$	$	$	$	$	$
Balance, June 30, 2021	5,661	18,151	14,393	18,665	2,512	59,382
Additions	—	6,000	—	—	—	6,000
Disposals	—	(18,151)	—	—	—	(18,151)
Repayment	—	—	—	(997)	—	(997)
Unrealized loss on changes in fair value	(4,243)	(6,000)	(975)	(9,226)	(50)	(20,494)
Foreign exchange	—	—	543	—	—	543
Balance, June 30, 2022	1,418	—	13,961	8,442	2,462	26,283
Repayment	—	—	—	(537)	(2,490)	(3,027)
Adjustments			—	(211)	—	(211)
Unrealized gain (loss) on changes in fair value	(1,418)	—	(14,506)	(580)	28	(16,476)
Foreign exchange	—	—	680	—	—	680
Balance, March 31, 2023	—	—	135	7,114	—	7,249
Current portion	—	—	—	—	—	—
Long-term portion	—	—	135	7,114	—	7,249

Year ended June 30, 2022
Foreign exchange	—	—	543	—	—	543
Unrealized loss on changes in fair value	(4,243)	(6,000)	(975)	(9,226)	(50)	(20,494)
	(4,243)	(6,000)	(432)	(9,226)	(50)	(19,951)
Nine months ended March 31, 2023
Foreign exchange	—	—	680	—	—	680
Unrealized gain (loss) on changes in fair value	(1,418)	—	(14,506)	(580)	28	(16,476)
	(1,418)	—	(13,826)	(580)	28	(15,796)

Loans and Borrowings

Accounting Policy

Loans and Borrowings are initially recognized at fair value, net of transaction costs incurred. Loans are subsequently measured at amortized cost. Any difference between the proceeds (net of transaction costs) and the redemption amount is recognized in profit or loss over the period of the borrowings using the effective interest method. Loans are derecognized from the Consolidated Statement of Financial Position when the obligation specified in the contract is discharged, cancelled, or expired. The difference between the carrying amount of a financial liability that has been extinguished or transferred to another party and the consideration paid, including any non-cash assets transferred or liabilities assumed, is recognized in profit or loss as finance costs. Loans are classified as current liabilities unless the Company has an unconditional right to defer settlement of the liability for at least 12 months after the reporting period

On August 25, 2022, through the acquisition of Bevo (Note 13), the Company acquired term loans under Bevo’s credit facility (the “Credit Agreement”).

The changes in the carrying value of current and non-current term loan credit facilities are as follows:

Term loan credit facilities
$
Balance, June 30, 2022	—
Acquired through business combination (Note 13)	39,697
Drawings	7,242
Accretion	1,846
Interest payments	(1,504)
Principal repayments	(1,547)
Balance, March 31, 2023	45,734
Current portion	(9,571)
Long-term portion	36,163

The term loans consist of the following access to funds under the credit facility:
i.a $47.8 million term loan (“Term Loan”); and
ii.a $8.0 million revolving line of credit (“Revolver”)

Under the terms of the Credit Agreement, the Company is subject to certain customary financial and non-financial covenants and restrictions. In addition, the Credit Agreement is secured by a first-ranking security interest over substantially all the property of Bevo Farms Ltd. and its subsidiaries. As at March 31, 2023, the Company was in compliance with all covenants relating to the Credit Agreement.

Term loan
As at March 31, 2023, advances under the Term Loan were made in two tranches, with interest payments based on prime rate plus a margin. As at March 31, 2023, the borrowing rate was 4.905%. Each tranche is scheduled to mature on January 21, 2025. Any remaining principal balance will be due at maturity.

Details regarding the tranches are further discussed below:

i.Tranche A provided available borrowings of $33.7 million by a way of a single advance. Under the Credit Agreement, interest is due monthly and the principal balance is repayable in equal quarterly installments of 1/60th of the amount borrowed. An additional $1.1 million was added to the loan balance when the credit agreement was revised in June 2021. As at March 31, 2023, $27.1 million of Tranche A remains unpaid and total interest accrued and paid during the period ended March 31, 2023 was $0.4 million.

ii.Tranche B provided available borrowings of $13.0 million. Interest is due monthly, and the principal balance is repayable in equal quarterly installments of 1/60th of the amount beginning on the last day of each fiscal quarter commencing September 30, 2019. As at March 31, 2023, $10.5 million remains unpaid and total interest accrued and paid during the period ended March 31, 2023 was $0.2 million.
Revolver

The Revolver provided available aggregate borrowings of up to $8.0 million. Interest payments are based on prime plus a margin that ranges between 0.25% and 1.75%. As at March 31, 2023, $7.5 million was withdrawn from the revolver loan.

Total loans and borrowings principal repayments as at March 31, 2023 are as follows:

$
Next 12 months	9,571
Over 1 year to 3 years	2,636
Over 3 years to 5 years	6,758
Over 5 years	26,769
Total long-term debt repayments	45,734
On April 11, 2023, the Credit Agreement was amended to reduce the Term Loan by $9.7 million to $38.1 million and increase the Revolver by $4.0 million to $12.0 million.